BAYWOOD SOCIALLYRESPONSIBLE FUND
BAYWOOD VALUEPLUS FUND (the “Funds”)

Supplement dated March 26, 2025 to the Prospectus dated February 1, 2025

Effective March 17, 2025, Mr. Andrew W. Bischel is no longer a portfolio manager of the Funds. Accordingly, all references in the Prospectus to Mr. Bischel are deleted as of March 17, 2025.

For more information, please contact a Fund customer service representative toll free at
(855) 409-2297.

* * *

PLEASE RETAIN FOR FUTURE REFERENCE.

BAYWOOD SOCIALLYRESPONSIBLE FUND
BAYWOOD VALUEPLUS FUND (the “Funds”)

Supplement dated March 26, 2025 to the Statement of Additional Information (“SAI”)
 dated February 1, 2025

Effective March 17, 2025, Mr. Andrew W. Bischel is no longer a portfolio manager of the Funds. Accordingly, all references in the SAI to Mr. Bischel are deleted as of March 17, 2025.

For more information, please contact a Fund customer service representative toll free at
(855) 409-2297.

* * *

PLEASE RETAIN FOR FUTURE REFERENCE.